Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Weighted Average Assumptions Used in Black -Scholes Valuation Model

The following table presents the weighted-average assumptions used in the Black-Scholes valuation model by the Company in calculating the fair value of share options granted:

	For the Year Ended December 31,
	2018	2017
Expected life (in years)	6.07	7.3
Expected volatility	73.3%	76.4%
Expected dividend yield	—%	—%
Risk-free interest rate	2.77%	1.87%
Grant date weighted average fair value	$5.38	$7.94

Summary of Share Option Activity

The following table summarizes the Company’s share option activity for the year ended December 31, 2018:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2017	344,055	$8.70
Granted	1,046,931	$8.13
Exercised	(62,224)	$5.34		$218
Forfeited/cancelled	(139,329)	$16.92
Outstanding – December 31, 2018	1,189,433	$7.41	9.11	$301
Exercisable – December 31, 2018	280,782	$5.77	7.53	$255
Exercisable and expected to vest – December 31, 2018	1,189,433	$7.41	9.11	$301

Schedule of Share-based Compensation Expenses

Share-based compensation expenses included in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2018 and 2017 were:

	For the Year Ended December 31,
(in thousands)	2018	2017
Research and development	$566	$38
General and administrative	693	2,132
Total	$1,259	$2,170